INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2025
Classes of current inventories [abstract]
SCHEDULE OF INVENTORIES

A summary of the Company’s inventories is as follows:

	December 31, 2025	December 31, 2024
	$	$
Mineralized material stockpiles	11,983	7,062
Concentrate inventory	30,172	11,256
Supplies inventory	15,362	14,119
Total	57,517	32,437